Other operating income	12 Months Ended
Dec. 31, 2025
Other income1 [Abstract]
Other operating income	Other operating income

	2025	2024	2023
Adjustments and interest on miscellaneous receivables	47,907,049	60,684,923	78,865,374
Rental of safe deposit boxes	38,332,161	29,343,229	23,115,682
Loans recovered	33,031,118	15,584,214	19,725,329
Debit and credit card commissions	30,064,234	18,742,485	15,305,433
Punitive interest	27,479,487	9,609,897	7,392,962
Reversal of impairment loss (Note 10.2)	9,753,067	6,020,461	3,270,432
Rent	9,206,831	7,458,885	6,896,946
Fees expenses recovered	7,526,209	5,882,044	6,702,876
Commission from syndicated transactions	3,428,346	2,001,074	2,666,800
Allowances reversed	52,219	6,151,542	3,828,802
Other operating income	42,398,624	26,359,327	24,869,527
TOTAL	249,179,345	187,838,081	192,640,163